Tax credit and other receivables/Other payables - Summary Of Information About Offset Of Tax losses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	€ 115,289	€ 86,658
2015
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	47	47
2016
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	439	439
2017
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	56	56
2018
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	1,579	1,579
2019
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	3,318	3,318
2020
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	12,312	12,312
2021
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	68,907	68,907
2022
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	€ 28,631	€ 0